United States Securities
             Securities and Exchange Commission
                   Washington, D.C.  20549

                          Form 13F

                     Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:
June 30, 2008

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Quantitative Investment Advisors, Inc.
Address:     55 Old Bedford Road
             Lincoln, MA  01773


Form 13F File Number:   28- 4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Sandra I. Madden
Title:             Senior Counsel
Phone:          (781) 259-1144

Signature, Place, and Date of Signing;

/s/ Sandra I. Madden,   Lincoln, MA             August 11, 2008
Sandra I. Madden


Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings
     of this reporting manager are reported in this report.)

[    ]    13F NOTICE.  (Check here if no holdings reported
     are in this report, and all holdings are reported by another manager(s).)

[ X  ]    13F COMBINATION REPORT.  (Check here if a portion
     of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




List of Other Managers Reporting for this Manager:

        Form 13F File Number                 Name


        28-05386                        Columbia Partners, L.L.C.,
                                        Investment Management


        28-04895                        Analytic Investors, LLC





                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:             13

Form 13F Information Table Value Total:           $ 187,763
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE



Form 13 F information Table

                   Title of                       Value           Shares/Sh/Put/     Invstmt       Other        Voting Authority
Name of Issuer     Class        CUSIP           (x$1000)         PRN AMT/PRN/Call    Dscretn       Mngrs        Sole/Shared/None

AUTOLIV           COM        052800109        17969        385434   SH                      OTHER                      SHARED

BANCO
BRADESCO SA     ADR     059460303        13202          645249   SH                      OTHER                        SHARED


CEMEX SA           ADR     151290889       17349        	702408  SH             	     OTHER                         SHARED


COMPANHIA
VALE DO RIO
DOCE                  ADR     204412100       18067        	605452   SH        	 OTHER                        SHARED


GERDAU SA       ADR     373737105       13546      	564174  SH         	OTHER                          SHARED


INFOSYS
TECHNOLOGIES  ADR     	456788108        3451           	79400   SH         	OTHER               SHARED

ISHARES TR      MSCI    	464288273           2218        	 500 SH                   	 OTHER                       SHARED


ISHARES TR      MSCI   	 464287234        12316          	90842   SH         	OTHER                           SHARED

METHANEX
CORP                 COM       	59151K108      4786          	  170817  SH       	 OTHER                       SHARED


PETROLEO
BRASILEIRO SA
PETRO              ADR    	71654V101      22452      	   387436     SH         	OTHER                             SHARED

SPDR INDEX     ETF   	78463x871      1854        	 600 SH                    	OTHER                             SHARED


UNIBANCO
UNIAO DE
BANCOS BR     ADR    	 90458E107        10158     	   80031   SH             	OTHER                             SHARED


VANGUARD INTL
EQUITY
INDEX FD       ADR    	 922042858        13747     	   293732  SH          	OTHER                             SHARED
